UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

 Syracuse, New York  13204

(Address of principal executive offices)(Zip code)

Robert Cuculich

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Nysa Fund

A SERIES OF NYSA SERIES TRUST

(NYSAX)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2019

(UNAUDITED)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website http://www.nysafunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

This report is provided for the general information of the shareholders of the Nysa Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

NYSA FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2019 (UNAUDITED)

The following chart illustrates the allocation of the Fund’s portfolio among various industry sectors as of September 30, 2019.  The allocations are based on the total market value of the Fund’s portfolio investments, and are calculated as a percentage of total investments.

Aircraft
4.68%
Beverages
5.10%
Electric Services
3.46%
Electronic Computers
4.13%
Petroleum Refining
3.64%
Pharmaceutical Preparations
18.36%
Raceway Operations
0.00%
Radio & TV Broadcasting &
Communications Equipment
7.93%
Semiconductors & Related
Devices
3.17%
Services - Information
Technology
1.42%
Services-Video Tape Rental
4.44%
Surgical & Medical Instruments
24.62%
Title Insurance
3.63%
Municipal Bonds
9.02%
Money Market Fund
6.40%

Excludes written options.

NYSA FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 85.39%

Aircraft - 4.72%
200	The Boeing Co.	$ 76,094

Beverages - 5.15%
400	Constellation Brands, Inc. Class A	82,912

Electric Services - 3.49%
102,376	CGE Energy, Inc. *	56,307

Electronic Computers - 4.17%
300	Apple, Inc.	67,191

Petroleum Refining - 3.68%
500	Chevron Corp.	59,300

Pharmaceutical Preparations - 18.53%
3,000	Ligand Pharmaceuticals, Inc. Class B *	298,620

Raceway Operations - 0.00%
25,000	Central New York Raceway Park, Inc. (a) (b) *	-

Radio & TV Broadcasting & Communications Equipment - 8.01%
1,000	Qualcomm, Inc.	76,280
700	Viasat, Inc. *	52,724
		129,004
Semiconductors & Related Devices - 3.20%
1,000	Intel Corp.	51,530

Services - Information Technology - 1.44%
100	CACI International, Inc. Class A *	23,126

Services-Video Tape Rental - 4.48%
270	Netflix, Inc. *	72,257

Surgical & Medical Instruments - 24.86%
84,332	Transluminal Technologies LLC (a) (b) *	400,577

Title Insurance - 3.66%
1,000	First American Financial Corp.	59,010

TOTAL FOR COMMON STOCKS (Cost $1,087,658) - 85.39%		1,375,928

The accompanying notes are an integral part of these financial statements.

NYSA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Shares		Value

MUNICIPAL BONDS - 9.11%
145,000	Puerto Rico Commonwealth Ref-Public Impt Series A, 4.75%, 07/01/2031 (c) + *	$ 91,894
1,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 0.00%, 07/01/2024	873
2,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 0.00%, 07/01/2027	1,592
2,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 0.00%, 07/01/2029	1,484
2,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 0.00%, 07/01/2031	1,376
3,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 0.00%, 07/01/2033	1,888
24,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 0.00%, 07/01/2046	6,364
20,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 0.00%, 07/01/2051	3,877
1,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 4.50%, 07/01/2034	1,068
6,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 4.75%, 07/01/2053	6,225
17,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-1, 5.00%, 07/01/2058	17,922
9,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-2, 4.55%, 07/01/2040	8,427
4,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A-2, 5.00%, 07/01/2058	3,737
TOTAL FOR MUNICIPAL BONDS - (Cost $88,459) - 9.11%		146,727

MONEY MARKET FUND - 6.46%
104,056	Federated Treasury Obligations Fund - Institutional Shares 1.84% **	104,056
TOTAL FOR MONEY MARKET FUND - (Cost $104,056) - 6.46%		104,056

TOTAL INVESTMENTS (Cost $1,280,173) - 100.96%		1,626,711

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $396) - (0.00)%		(10)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.96)%		(15,438)

NET ASSETS - 100.00%		$ 1,611,263

Above percentages are calculated as a percentage of net assets.

(a) Restricted Security - See Note 7.  As of September 30, 2019, the percentage of the Fund’s total net assets represented by illiquid securities was 24.86%. The Fund may not invest more than 15% of its net assets in illiquid securities. During the fiscal six months ending September 30, 2019, the 15% limitation was not violated because the excess did not result from the purchase of any security. The Fund’s percentage of total assets represented by illiquid securities as of September 30, 2019: (i) did not result from the acquisition of any security; and (ii) was the result of previous years' changes in the fair value of securities held by the Fund.

(b) Level 3 Security.  See Note 2.

(c) This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

* Non-income producing during the period.

** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2019.

+ Default Bonds

The accompanying notes are an integral part of these financial statements.

NYSA FUND

SCHEDULE OF WRITTEN OPTIONS

SEPTEMBER 30, 2019 (UNAUDITED)

CALL OPTIONS - (0.00)% *

Underlying Security	Counterparty	Contracts **	Notional Amount	Exercise Price	Expiration	Fair Value

Chevron Corp.	First Clearing, LLC.	(5)	$(59,300)	$ 130.00	10/18/2019	$(10.00)

Total Call Options (Premiums Received $396) - (0.00)%						$(10.00)

TOTAL WRITTEN OPTIONS (Premiums Received $396) - (0.00)%						$(10.00)

* Non-income producing securities during the period.

** Each option contract is equivalent to 100 shares of common stock.

The accompanying notes are an integral part of these financial statements.

NYSA FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $1,280,173)	$ 1,626,711
Cash	500
Receivables:
Interest and Dividends	699
Prepaid Expenses	4,286
Total Assets	1,632,196
Liabilities:
Options Written, at Value (Premiums Received $396)	10
Payables:
Due to Adviser	4,276
Trustee Fees	1,272
Service Fees	166
Other Accrued Expenses	15,209
Total Liabilities	20,933
Net Assets	$ 1,611,263

Net Assets Consist of:
Paid In Capital	$ 2,962,619
Distributable Earnings/(Deficit)	(1,351,356)
Net Assets, for 376,475 Shares Outstanding	$ 1,611,263

Net Asset Value and Redemption Price Per Share	$ 4.28

Maximum Offering Price Per Share ($4.28/97.5%)	$ 4.39

The accompanying notes are an integral part of these financial statements.

NYSA FUND

STATEMENT OF OPERATIONS

       FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

Investment Income:
Dividends	$ 4,258
Interest	8,871
Total Investment Income	13,129

Expenses:
Advisory Fees	8,417
Transfer Agent Fees	8,751
Audit Fees	7,210
Legal Fees	23,028
Service Fees	2,104
Custodial Fees	2,400
Compliance Fees	2,999
Trustee Fees	3,008
Registration Fees	4,293
NSCC Fees	2,254
Miscellaneous Fees	2,965
Printing and Mailing	401
Total Expenses	67,830
Advisory Fees Waived	(8,417)
Net Expenses	59,413

Net Investment Loss	(46,284)

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain on Investments	304,563
Realized Loss on Options Written	2,452
Net Change in Unrealized Depreciation on Investments and Options	(414,425)
Realized and Unrealized Loss on Investments and Options	(107,410)

Net Decrease in Net Assets Resulting from Operations	$ (153,694)

The accompanying notes are an integral part of these financial statements.

NYSA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2019	3/31/2019
Decrease in Net Assets From Operations:
Net Investment Loss	$ (46,284)	$ (73,163)
Net Realized Gain on Securities and Options Written	307,015	25,537
Unrealized Depreciation on Securities and Options Written	(414,425)	(205,935)
Net Decrease in Net Assets Resulting from Operations	(153,694)	(253,561)

Capital Share Transactions	(121,490)	140,051

Total Decrease in Net Assets	(275,184)	(113,510)

Net Assets:
Beginning of Year/Period	1,886,447	1,999,957

End of Year/Period
	$ 1,611,263	$ 1,886,447

The accompanying notes are an integral part of these financial statements.

NYSA FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2019		3/31/2019	3/31/2018	3/31/2017	3/31/2016	3/31/2015

Net Asset Value, at Beginning of Year/Period	$ 4.69		$ 5.08	$ 4.18	$ 4.28	$ 4.92	$ 7.74

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.12)		(0.18)	(0.21)	(0.19)	(0.20)	(0.23)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.29)		(0.21)	1.11	0.09	(0.44)	(2.59)
Total Income (Loss) from Investment Operations	(0.41)		(0.39)	0.90	(0.10)	(0.64)	(2.82)

Net Asset Value, at End of Year/Period	$ 4.28		$ 4.69	$ 5.08	$ 4.18	$ 4.28	$ 4.92

Total Return (**) (***)	(8.74)%	(b)	(7.68)%	21.53%	(2.34)%	(13.01)%	(36.43)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,611		$ 1,886	$ 2,000	$ 1,761	$ 1,845	$ 2,037
Before Waiver
Ratio of Expenses to Average Net Assets	8.07%	(a)	5.01%	6.27%	6.38%	6.09%	5.32%
After Waiver
Ratio of Expenses to Average Net Assets	7.07%	(a)	4.01%	5.27%	5.38%	5.09%	4.57%
Ratio of Net Investment Loss to Average Net Assets	(5.50)%	(a)	(3.17)%	(4.72)%	(4.40)%	(4.48)%	(3.83)%
Portfolio Turnover	38%	(b)	46%	44%	42%	28%	46%

* Per share net investment loss has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

*** Total return is calculated assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges.  A maximum sales charge of up to 2.50% is applicable to purchases of Fund shares, unless waived or reduced in accordance with the Fund's prospectus.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Nysa Fund (“Fund”) is a non-diversified series of Nysa Series Trust (“Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (“Adviser”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.  The investment objective of the Fund is to provide long-term capital growth.

The Fund follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 5 for additional disclosure on the Fund's option transactions during the Fund’s six months ended September 30, 2019.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions – Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

Distributions to Shareholders – Dividends to shareholders from net investment income or capital gains, if any, are paid annually as required to comply with federal excise tax requirements.  Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates.

Subsequent Events – Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements except as noted in footnote 12, no other subsequent events were noted requiring disclosure.

Federal Income Taxes - The Fund has qualified, except as described below, and intends to qualify as a regulated investment company (“RIC”) and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income to their shareholders. Therefore, no federal income or excise tax provisions is required. During the six months ended September 30, 2019, the Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain asset diversification requirements. Accordingly, the Fund will file as a “C” corporation for the six months ended September 30, 2019. As a “C” corporation, the Fund is subject to federal income taxes on any taxable income for that period.

However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a Fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it meets certain criteria.  As of September 30, 2019, the Fund was in compliance with the asset diversification requirements of the Code.

2.   SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted policies and procedures for valuing securities, including the valuation of portfolio securities for which market quotations are not readily available, and has delegated the responsibility for determining fair value prices to the Valuation Committee, subject to review and oversight by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security, and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated (1) at the last quoted sales price (with securities traded on the NASDAQ NMS and Small Cap Markets valued at the NASDAQ Official Closing Price) or, in the absence of a sale, (2) at the last bid. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities (municipal bonds) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Short Term Investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative Instruments (equity options) – Listed derivatives that are actively traded, and valuations adjustments are not applied, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.

Restricted Securities – Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2019:

	Financial Instruments—Assets
Investments in Securities	Level 1	Level 2	Level 3	Fair Value
(Assets)
Common Stocks	$ 975,351	$ -	$ 400,577	$1,375,928
Municipal Bonds	-	146,727	-	146,727
Money Market Fund	104,056	-	-	104,056
	$1,079,407	$ 146,727	$ 400,577	$1,626,711

	Financial Instruments—Liability
Investments in Securities	Level 1	Level 2	Level 3	Fair Value
(Liability)
Call Option Written	$10	$ -	$ -	$10
	$10	$ -	$ -	$10

* Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

The following table sets forth a summary of the changes in the fair value of the Fund’s Level 3 investments for the six months ended September 30, 2019:

Common Stocks
Balance Beginning at April 1, 2019	$ 425,577
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Depreciation on Investments	(25,000)
Net Purchases and Sales	-
Balance End at September 30, 2019	$ 400,577

The following information about significant unobservable inputs (Level 3) for the Fund as of September 30, 2019:

Asset Categories	Fair Value	Valuation techniques	Unobservable Input	Input Values
Common Stock	$400,577	Vendor Pricing	Broker Quotes	85%

The total change in unrealized depreciation included in the statement of operations attributable to level 3 investments still held at September 30, 2019 was $25,000.

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, or Level 3 at the end of the reporting period.

3.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $580,008 and $930,985, respectively, for the six months ended September 30, 2019.  The purchases of options written were $4,465, while the sales were $4,654, respectively for the six months ended September 30, 2019.

4.   TRANSACTIONS WITH AFFILIATES

Advisory Agreement - Under the terms of the Investment Advisory Agreement between the Fund and the Adviser (“Agreement”), the Fund has agreed to pay the Adviser a fee, which is computed and accrued daily and payable monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million. The Adviser has contractually agreed to waive its advisory fee pursuant to a contractual fee waiver arrangement will remain in effect until at least July 31, 2020.

Portfolio Transactions - Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment adviser.  Commissions paid to Pinnacle Investments, LLC, an affiliate of the Adviser, amounted to $1,315, during the six months ended September 30, 2019.  The

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

Fund has adopted policies and procedures which, subject to its duty of best execution and compliance with Rule 17e-1 under the Investment Company Act of 1940, permits the Adviser to execute portfolio transactions on behalf of the Fund through Pinnacle Investments, LLC.

Implementation of a Service Fee Plan - The Fund has adopted a Service Fee Plan, pursuant to which the Fund is permitted to incur expenses of up to 0.25% per year of the Fund’s average daily net assets.  Under the Service Fee Plan, the Fund is permitted to reimburse Pinnacle Investments, LLC, the Underwriter, for a portion of its expenses incurred in servicing shareholder accounts, and Pinnacle Investments, LLC is authorized to pay certain "recipients" as defined therein, for rendering services and for the maintenance of accounts.  For the six months ended September 30, 2019, $2,104 was earned by the Underwriter for reimbursement of expenses in connection with shareholder accounts.  At September 30, 2019, $166 in Service Fees was due to underwriter.

5.  DERIVATIVE TRANSACTIONS

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2019, by the Fund, are recorded in the following locations:

For the six months ended September 30, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation on:	Equity Contracts	Total
Call Options Written	$ 608	$ 608
	$ 608	$ 608

Net realized gain on:	Equity Contracts	Total
Call Options Written	$ 2,452	$ 2,452
	$ 2,452	$ 2,452

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate, with the custodian, high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

The options outstanding as of September 30, 2019, as disclosed in the Schedule of Written Options and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

6.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2019, First Clearing LLC, for the benefit of others, in aggregate owned approximately 72.07% shares of the Fund.

7.   RESTRICTED SECURITIES AND CREDIT RISK

Restricted Securities – On four different occasions (September 14, 2007 34,000 shares, April 8, 2008 17,000 shares, July 24, 2008 16,666 shares, and June 8, 2009 16,666 shares), the Fund purchased 84,332 shares of Transluminal Technologies, LLC in offerings that were exempt from registration under the Securities Act of 1933, as amended.  As such, these shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.  As of September 30, 2019, the Board valued the shares of Transluminal Technologies, LLC at $4.75 per share, having taken into consideration certain pertinent factors, including the results of operations and any recent offerings of Transluminal Technologies, LLC.  Because there are no market quotations for this security, it is possible that the valuation assigned by the Board may differ significantly from the amount that might be ultimately realized in near term and the difference could be material.

On April 22, 2014, the Fund also purchased a security from Central New York Raceway Park, Inc. in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $50,000.  As such, the shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.  As of September 30, 2019, the Board valued the shares of Central New York Raceway Park, Inc. at $0.00 per share, having taken into consideration certain pertinent factors, including the results of operations and any recent offerings of Central New York Raceway Park, Inc.  Because there are no market quotations for this security, it is possible that the valuation assigned by the Board may differ significantly from the amount that might be ultimately realized in near term and the difference could be material.

In June 2019, Fund management (Management) obtained additional information relevant to the valuation of the Fund’s Central New York Raceway Park (CNYRP) investment.  Management was advised on outstanding, overdue obligations and unsatisfied creditor liens/claims on the property on which CNYRP intends to develop. Management also

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

became privy that a significant New York State grant funding the project is likely no longer available. Management was made aware that the project has stalled with no agreement on moving forward and no construction activity at the project site.

As a result, on June 14, 2019, Management recommended to the Fund’s Board of Trustees that the Fund’s investment in CNYRP be written down to zero. The recommendation was adopted by the Fund’s Board of Trustees.

As of September 30, 2019, the percentage of the Fund’s total net assets represented by illiquid securities was 24.86%. The Fund may not invest more than 15% of its net assets in illiquid securities. However, as noted in the Fund’s prospectus dated as of July 29, 2019, the 15% limitation is not violated unless the excess results immediately and directly from the acquisition of any security, and the Fund’s investments in illiquid securities may, from time to time, exceed 15% of its net assets. The Fund’s percentage of total assets represented by illiquid securities as of September 30, 2019: (i) did not result from the acquisition of any security; and (ii) was the result of changes in the fair value of securities held by the Fund.

Credit Risk - The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions.

As of September 2019, the following Puerto Rico municipal bonds were in the Fund’s Portfolio; Puerto Rico Public Improvement Refunding Bond (General Obligation), which is still protected under the “Title III” proceeding, and various Puerto Rico Sales Tax Bonds which were restructured under “Title III” in February 2019. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities. Information concerning the Puerto Rico General Obligations securities not accruing interest at period end is as follows:

Cost

         $  88,459

Market Value

         $146,727

Market Value as % of Net Assets         9.11%

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

8.   INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year. As of March 31, 2019 the Fund’s most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Post December net investment loss

   $       (18,314)

Post October loss

            (26,097)

Net Unrealized Appreciation

            761,349

Capital loss carryforwards: (+)

Indefinite short-term                         (259,758)

Indefinite long-term

       (1,654,842)

Total Distributable Earnings       $ (1,197,662)

The undistributed ordinary income (loss) and capital gains (losses) shown may differ from corresponding accumulated net investment income (loss) and accumulated net realized gain (loss) reported on the statement of assets and liabilities.  The accumulated net realized losses reported on the statement of assets and liabilities differ from the above due to the deferral of late year losses.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year.  The Fund’s carryforward losses, post October losses and post December losses are determined only at the end of each fiscal year.  As of March 31, 2019 the Fund elected to defer post December net investment loss and post October realized loss in the amount of $(18,314) and $(26,097), respectively. The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years. The Fund will not make distributions from capital gains while capital loss carry forwards remain.

As of September 30, 2019, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities

               $ 477,958

Gross unrealized depreciation on investment securities

                (131,034)

Net unrealized appreciation on investment securities

               $ 346,924

Tax cost of investment securities, including short-term investments and written options

            $  1,280,569

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2019 (UNAUDITED)

9.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of no par value shares of separate series.  The total paid-in-capital was $2,962,619, as of September 30, 2019.  Transactions in capital for the six months ended September 30, 2019 and the year ended March 31, 2019 were as follows:

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	10,681	$ 46,799	115,940	$739,929
Shares redeemed	(36,101)	(168,289)	(107,440)	(599,878)
Net increase (decrease)	(25,420)	$(121,490)	8,500	$ 140,051

10.   COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

11.  NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NYSA FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2019 (UNAUDITED)

Expense Example

As a shareholder of the Nysa Fund (“Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments: and (2) ongoing costs which typically consist of management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period, April 1, 2019 through September 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 to September 30, 2019

Actual	$1,000.00	$912.58	$33.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$989.62	$35.26

* Expenses are equal to the Fund's annualized expense ratio of 7.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NYSA FUND

TRUSTEES & OFFICERS

SEPTEMBER 30, 2019 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Lawton Williamson 507 Plum St. Syracuse, NY 13204 Age: 62	Trustee	Since March 2013	1	Director, Community Employment, Onondaga Community Living, Inc. from 2000 – Present.
Mark E. Wadach 507 Plum St. Syracuse, NY 13204 Age: 68	Trustee	Since February 1997	2	Sales Representative/Consultant for Upstate Utilities Inc. from 2007 – Present. Trustee for 1789 Fund since inception 1/21/2011 - Present.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Robert Cuculich 507 Plum St. Syracuse, NY 13204 Age: 63	President	Since June 2013	1	President of Pinnacle Advisors LLC since June 2013; Registered Representative with Pinnacle Investments, LLC since 2008.
Benjamin Quilty 507 Plum St. Syracuse, NY 13204 Age: 37	Vice President &Treasurer CCO	Since June 2013 Since December 2014	1

CCO of Pinnacle Advisors LLC since June 2013; Registered Representative with Pinnacle Investments, LLC since 2010. Chief Executive Officer since 2019 and Registered Representative since 2010 with Pinnacle Investments, LLC

Cortland Schroder 100 Limestone Plaza, Fayetteville, NY 13066 Age: 54	Secretary	Since September 2014	1	Chief Marketing Officer of Pinnacle Holdings Co. since March 2014; Self-employed as a Career Counselor since 2013; Associate Director of Employer Relations at Colgate University

Joseph Masella 100 Limestone Plaza, Fayetteville, NY 13066 Age: 69	Trustee *	Since February 1997	1	Chief Executive Officer, Pinnacle Capital Management, LLC, October 2011 – present; Various Officer Positions & Director, Unity Mutual Life Insurance Company, August 1978 – June 2011.

* Mr. Masella served as an Independent Trustee from 1997 – 2011.

Trustees serve for indefinite terms.  The Nysa Series Trust Agreement and Declaration of Trust, dated November 20, 1996, states: “Each Trustee shall serve as a Trustee during the lifetime of the Trust and until its termination as hereinafter provided or until such Trustee sooner dies, resigns, retires, or is removed. The Trustees may elect their own successors and may, pursuant to Section 3.1(f) hereof, appoint Trustees to fill vacancies; provided that, immediately after filling a vacancy, at least two-thirds of the Trustees then holding office shall have been elected to such office by the Shareholders at an annual or special meeting. If at any time less than a majority of the Trustees then holding office were so elected, the Trustees shall forthwith cause to be held as promptly as possible, and in any event within 60 days, a meeting of Shareholders for the purpose of electing Trustees to fill any existing vacancies.” Additionally, per this Declaration of Trust, the Trustees have the authority to “elect and remove officers”.

NYSA FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2019 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-535-9169, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 535-9169 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund historically voted proxies for portfolio securities can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 535-9169 to request a copy of the SAI or to make shareholder inquiries.

Nysa Fund

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)  Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (Act)), registrant’s principal executive and principal financial officers adopted certain amendments to the Disclosure Controls and Procedures during the period within 90 days of the filing date of this report to enhance the effectiveness of the disclosure controls and procedures.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The NYSA Series Trust

By /s/Robert Cuculich

*Robert Cuculich

President

Date December 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Robert Cuculich

*Robert Cuculich

President

Date December 3, 2019

By /s/Benjamin R. Quilty

*Benjamin R. Quilty

Chief Financial Officer

Date December 3, 2019

* Print the name and title of each signing officer under his or her signature.